Supplemental cash flow information (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in these consolidated financial statements:

	As at June 30,	As at December 31,	As at June 30,	As at December 31,
	2018	2017	2017	2016
	$	$	$	$
Cash and cash equivalents	241,202	221,934	212,267	227,378
Restricted cash (1)	12,425	28,360	96,728	92,265
Restricted cash - long-term (1)	—	—	2,992	22,644
	253,627	250,294	311,987	342,287

(1)	Restricted cash as at June 30, 2018 includes amounts held in escrow for certain future drydock costs and withholding taxes and office lease prepayments.